Interests in Resource Properties (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	$ 79,147
Ending balance	92,551	$ 79,147
Hydrocarbon Probable Reserves
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	9,416	0
Additions	0	0
Disposal	0	0
Reclassifications from assets held for sale	0	7,732
Reversal (recognition) of impairment (losses)	2,951	1,684
Ending balance	12,367	9,416
Hydrocarbon Unproved lands
Disclosure Of Movements In Exploration And Evaluation Assets [Roll Forward]
Opening balance	10,039	0
Additions	0	790
Disposal	(74)	0
Reclassifications from assets held for sale	0	10,039
Reversal (recognition) of impairment (losses)	(630)	(790)
Ending balance	$ 9,335	$ 10,039